Cost of Revenues - Schedule of Cost of Revenue (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Materials used			$ 4,726	$ 4,821
Employees' salaries and related expenses			1,251	1,163
Depreciation and amortization			870	648
Shipping and deliveries			487	595
Factory and other expenses			588	854
Cost of revenues	$ 3,622	$ 2,089	$ 7,922	$ 8,081